Investment Strategy - Avos Global Equities ETF	Jan. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in equity securities across global equity markets. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be invested in equity securities. The Fund defines “equity securities” to include listed common and preferred stock, depositary receipts (e.g., American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”)), equity interests in real estate investment trusts (“REITs”), and underlying ETFs that principally invest in equity securities, including underlying ETFs that provide exposure to individual countries, regions, or global equity markets. The Fund primarily invests in equity securities of issuers located in the United States and other developed and emerging markets (i.e., those that are generally in the early stages of their industrial cycles). The Fund will generally invest, under normal market conditions, in at least three different countries, and at least 30% of its assets in foreign securities, including depositary receipts, outside the United States.
The Fund’s investment strategy is designed by its sub-adviser, Avos Capital Management, LLC (the “Sub-Adviser”), to identify investment opportunities with attractive returns across countries, regions, sectors, industries, and companies by assessing both long-term structural valuation measures and shorter-term market dynamics. The Fund’s investment approach emphasizes diversification across geographies and sectors. The Sub-Adviser may seek exposure to global equity markets through investments in individual equity securities and/or through investments in underlying ETFs. The underlying ETFs in which the Fund may invest may provide exposure to individual countries, regions, or broader global equity markets, and may be used when the Sub-Adviser believes such investments represent a more efficient, cost-effective, or liquid means of obtaining the desired market exposure.
The Fund employs a multi-step, country- and company-level investment process designed to dynamically construct a portfolio of attractive investment opportunities across global equity markets. The process begins with the exclusion of countries that are considered too expensive or that present liquidity constraints, based on the Sub-Adviser’s assessment. From the remaining universe, the Sub-Adviser evaluates each country’s return characteristics, considering how unique or complementary those return streams are to the Fund’s overall portfolio objectives. The Sub-Adviser also considers diversification and currency exposure to avoid excessive concentration in any single market or currency. Once the investable universe is established, the Sub-Adviser determines neutral country allocations. The Sub-Adviser then adjusts those weights based on its view of the relative attractiveness of a country’s equity market. To determine country weights the Sub-Adviser incorporates relative valuation metrics but also qualitative assessments, including geopolitical conditions and macroeconomic factors. At the final stage, the Sub-Adviser conducts company-level analysis within each selected country to identify securities that best align with the Fund’s return, diversification, and risk considerations.
Within each country, the Sub-Adviser seeks exposure either through individual securities or, when more efficient or cost-effective, through investment in underlying ETFs that primarily provide exposure to that country. When selecting an underlying ETF for the Fund’s portfolio, the Sub-Adviser considers factors such as cost, liquidity, and the degree to which the underlying ETF provides diversified and representative exposure to the target country. For some markets, the number of available ETFs may be limited; in such cases, the Sub-Adviser typically seeks the lowest-cost option that aligns, in the Sub-Adviser’s opinion, with the Fund’s investment objective. The Fund generally invests in U.S.-listed ETFs that provide targeted country exposure.
The Sub-Adviser does not target a fixed allocation with regard to any particular region, country or sector and the Sub-Adviser is not required to allocate the Fund’s investments in any set percentages in any particular countries, regions, or sectors. Although the Fund seeks investments across a broad array of sectors and companies, from time to time, based on market conditions and portfolio positioning, the Fund’s investment strategy may emphasize exposure to particular sectors and/or countries or regions.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means the Fund may take larger positions in a fewer number of issuers. This may increase the impact, positive or negative, of the performance of any single issuer on the Fund’s returns.
The Sub-Adviser may sell a security for a number of reasons including, but not limited to, if a determination is made that the security no longer meets its investment criteria or if a new security is judged more attractive than a current holding.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be invested in equity securities.